UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08342

Global Macro Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Global Macro Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS

Bonds & Notes — 66.2%
Security	Principal		U.S. $ Value
Brazil — 0.7%
Federal Republic of Brazil, 10.00%, 1/1/14	BRL	10,152,000	$4,848,259
Total Brazil (identified cost $3,841,777)			$4,848,259
Chile — 0.4%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(1)		$3,000,000	$3,233,022
Total Chile (identified cost $3,000,000)			$3,233,022
Egypt — 5.3%
Egyptian Treasury Bill, 0.00%, 5/8/07	EGP	32,725,000	$5,747,569
Egyptian Treasury Bill, 0.00%, 5/15/07	EGP	35,600,000	6,244,184
Egyptian Treasury Bill, 0.00%, 7/3/07	EGP	88,050,000	15,301,650
Egyptian Treasury Bill, 0.00%, 8/7/07	EGP	33,625,000	5,804,320
Egyptian Treasury Bill, 0.00%, 10/2/07	EGP	17,350,000	2,961,830
Egyptian Treasury Bill, 0.00%, 11/13/07	EGP	21,000,000	3,554,264
Total Egypt (identified cost $38,723,085)			$39,613,817
Ghana — 0.1%
Ghanaian Treasury Bond, 13.50%, 3/29/10(2)	GHC	9,800,000,000	$1,056,789
Total Ghana (identified cost $1,056,604)			$1,056,789
Indonesia — 2.6%
APP Finance VI, 0.00%, 11/18/12(3)(4)(5)		$4,000,000	$28,000
APP Finance VII, 3.50%, 4/30/24(3)(4)(5)		2,000,000	20,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	76,000,000,000	9,336,927
Republic of Indonesia, 12.00%, 9/15/11	IDR	80,000,000,000	9,797,536
Total Indonesia (identified cost $21,571,924)			$19,182,463
Kazakhstan — 1.2%
Kazakh Treasury Note, 0.00%, 6/1/07(2)	KZT	356,000,000	$2,949,521
Kazakh Treasury Note, 0.00%, 7/13/07(2)	KZT	757,300,000	6,235,881
Total Kazakhstan (identified cost $8,963,833)			$9,185,402

Security	Principal		U.S. $ Value
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09(2)	KES	12,500,000	$187,370
Total Kenya (identified cost $181,607)			$187,370
Mauritius — 0.2%
Mauritian Treasury Bill, 0.00%, 6/29/07(2) MUR		17,500,000	$543,225
Mauritian Treasury Bill, 0.00%, 9/28/07(2) MUR		18,400,000	556,237
Total Mauritius (identified cost $1,079,453)			$1,099,462
United States — 55.7%
Corporate Bonds & Notes — 0.3%
Baltimore Gas and Electric, 6.73%, 6/12/12		$400,000	$423,708
Eaton Corp., 8.875%, 6/15/19		500,000	637,241
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,108,065
Total Corporate Bonds & Notes (identified cost, $1,936,835)			$2,169,014
Collateralized Mortgage Obligations — 6.2%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23		$905,982	$932,900
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26		754,069	774,043
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27		3,015,665	3,099,801
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22		658,459	675,099
Federal National Mortgage Association, Series 1992-180, Class F, 6.494%, 10/25/22(6)		3,083,263	3,157,927
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23		979,684	1,005,393
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23		2,277,584	2,374,377
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23		3,028,401	3,186,313
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23		2,117,714	2,201,487
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23		3,529,788	3,543,367
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24		2,756,340	2,873,993
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24		1,766,482	1,904,921
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26		701,582	734,475

See notes to financial statements

Global Macro Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States (continued)
Federal National Mortgage Association, Series 1998-16, Class H, 7.00%, 4/18/28	$1,974,913	$2,068,753
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,178,904	2,316,005
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	445,978	466,523
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,287,833	3,403,059
Government National Mortgage Association, Series 1996-22, Class Z, 7.00%, 10/16/26	1,826,826	1,908,462
Government National Mortgage Association, Series 1999-42, Class Z, 8.00%, 11/16/29	3,612,903	3,936,001
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	747,122	765,026
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,047,682
Total Collateralized Mortgage Obligations (identified cost, $47,351,908)		$46,375,607
Mortgage Pass-Throughs — 48.9%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	$6,902,160	$7,044,489
6.175% with maturity at 2023(7)	1,497,404	1,511,249
6.50% with various maturities to 2024	8,391,278	8,681,221
7.00% with various maturities to 2031	8,705,317	9,194,894
7.31% with maturity at 2026	601,578	624,351
7.50% with various maturities to 2027	13,630,652	14,540,517
7.95% with maturity at 2022	873,232	946,654
8.00% with various maturities to 2030	2,070,615	2,219,508
8.15% with maturity at 2021	613,563	615,498
8.30% with maturity at 2021	467,497	510,790
8.47% with maturity at 2018	456,676	497,747
8.50% with various maturities to 2028	2,946,880	3,223,042
9.00% with various maturities to 2027	6,169,026	6,815,272
9.25% with various maturities to 2016	138,156	140,512
9.50% with various maturities to 2027	624,593	704,013
9.75% with various maturities to 2020	50,198	53,404
10.00% with various maturities to 2020	2,420,804	2,681,079
10.50% with maturity at 2021	976,329	1,114,565
11.00% with maturity at 2016(11)	1,526,353	1,727,315
13.25% with maturity at 2013	3,705	4,114
		$62,850,234
Federal National Mortgage Association:
5.608% with various maturities to 2033(7)	$39,094,511	$39,149,940
5.636% with maturity at 2035(7)	11,443,310	11,460,389
5.642% with maturity at 2022(7)	4,494,655	4,499,512
5.646% with various maturities to 2035(7)	81,230,424	81,326,069
5.796% with maturity at 2025(7)	3,009,708	3,023,051

Security	Principal	U.S. $ Value
United States (continued)
5.996% with maturity at 2024(7)	$2,348,329	$2,368,627
6.025% with maturity at 2023(7)	648,244	654,815
6.405% with maturity at 2032(7)	8,625,938	8,771,178
6.50% with various maturities to 2028	6,686,004	6,929,127
7.00% with various maturities to 2032	33,151,640	34,756,341
7.08% with maturity at 2028(7)	698,094	714,766
7.128% with maturity at 2025(7)	1,114,122	1,135,173
7.50% with various maturities to 2028	22,519,302	23,783,586
8.00% with various maturities to 2030	17,192,846	18,451,440
8.50% with various maturities to 2026	248,438	262,789
8.966% with maturity at 2010(8)	113,600	116,745
9.00% with various maturities to 2026	1,353,265	1,461,691
9.008% with maturity at 2028(8)	1,806,966	1,995,422
9.50% with various maturities to 2030	2,392,698	2,669,782
10.918% with maturity at 2027(8)	1,804,241	2,070,177
		$245,600,620
Government National Mortgage Association:
6.125% with maturity at 2024(7)	$1,222,779	$1,240,909
7.00% with various maturities to 2025	3,720,435	3,918,662
7.50% with various maturities to 2037	8,347,017	8,857,908
7.75% with maturity at 2019	46,655	50,217
8.00% with various maturities to 2034	33,665,068	36,487,988
8.30% with various maturities to 2020	390,459	422,370
8.50% with various maturities to 2021	1,084,480	1,182,075
9.00% with various maturities to 2025	1,096,837	1,210,242
9.50% with various maturities to 2026(9)	3,371,410	3,868,983
		$57,239,354
Total Mortgage Pass-Throughs (identified cost, $366,041,186)		$365,690,208
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, $1,500,000 $1,955,625 7.875%, 2/15/21 — (identified cost, $1,806,878)		$1,955,625
Total United States (identified cost $417,136,807)		$416,190,454
Total Bonds & Notes (identified cost, $495,555,090)		$494,597,038

See notes to financial statements

Global Macro Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Common Stocks — 0.2%
Security	Shares	Value
China — 0.2%
Business Services — 0.0%
APP China(3)	8,155	$326,200
		$326,200
Commercial Banks — 0.2%
Industrial and Commercial Bank of China(3)	2,191,752	$1,202,188
		$1,202,188
Total China (identified cost $2,395,650)		$1,528,388
Total Common Stocks (identified cost $2,395,650)		$1,528,388
Short-Term Investments — 33.3%
Security	Interest/Principal (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(10)	247,187	$247,186,673
Investors Bank and Trust Company Time Deposit, 5.24%, 5/1/07	1,300	1,300,000
Total Short-Term Investments (at identified cost, $248,486,673)		$248,486,673
Call Options Purchased — 0.1%
Security	Contracts (000's omitted)	Value
Euro Call Option, Expires 10/02/2008, Strike Price 1.2738(2)	800	$84,335
Euro Call Option, Expires 10/10/2008, Strike Price 1.2950(2)	800	71,410
Euro Call Option, Expires 10/16/2008, Strike Price 1.2990(2)	800	69,194
Euro Call Option, Expires 10/30/2008, Strike Price 1.3155(2)	800	60,263
Euro Call Option, Expires 11/13/2008, Strike Price 1.3195(2)	800	58,506
Euro Call Option, Expires 11/26/2008, Strike Price 1.3540(2)	800	42,329
Euro Call Option, Expires 12/11/2008, Strike Price 1.3506(2)	800	44,236
Euro Call Option, Expires 1/08/2009, Strike Price 1.3270(2)	800	56,177

Security	Contracts (000's omitted)	Value
Euro Call Option, Expires 2/12/2009, Strike Price 1.3375(2)	800	$52,050
Euro Call Option, Expires 4/08/2009, Strike Price 1.3705(2)	800	39,624
South Korean Won Call Option, Expires 3/3/2009, Strike Price 932.4(2)	7,459,200	224,597
Total Call Options Purchased (identified cost, $604,207)		$802,721
Put Options Purchased — 0.0%
Security	Contracts (000's omitted)	Value
Euro Put Option, Expires 10/02/2008, Strike Price 1.2738(2)	800	$4,741
Euro Put Option, Expires 10/10/2008, Strike Price 1.2950(2)	800	7,536
Euro Put Option, Expires 10/16/2008, Strike Price 1.2990(2)	800	8,263
Euro Put Option, Expires 10/30/2008, Strike Price 1.3155(2)	800	11,495
Euro Put Option, Expires 11/13/2008, Strike Price 1.3195(2)	800	12,627
Euro Put Option, Expires 11/26/2008, Strike Price 1.3540(2)	800	21,828
Euro Put Option, Expires 12/11/2008, Strike Price 1.3506(2)	800	21,135
Euro Put Option, Expires 1/08/2009, Strike Price 1.3270(2)	800	15,587
Euro Put Option, Expires 2/12/2009, Strike Price 1.3375(2)	800	19,034
Euro Put Option, Expires 4/08/2009, Strike Price 1.3705(2)	800	30,444
South Korean Won Put Option, Expires 3/3/2009, Strike Price 932.4(2)	7,459,200	136,130
Total Put Options Purchased (identified cost, $589,607)		$288,820
Total Investments — 99.8% (identified cost $747,631,227)		$745,703,640
Other Assets, Less Liabilities — 0.2%		$1,375,980
Net Assets — 100.0%		$747,079,620

See notes to financial statements

Global Macro Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

BRL - Brazilian Real

EGP - Egyptian Pound

EUR - Euro

GHC - Ghanaian Cedi

IDR - Indonesian Rupiah

KES - Kenyan Shilling

KRW - South Korean Won

KZT - Kazakh Tenge

MUR - Mauritian Rupee

(1)  Security pays 3.8% coupon and accrues principal based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Non-income producing security.

(4)  Convertible bond.

(5)  Defaulted security.

(6)  Floating-Rate.

(7)  Adjustable rate securities. Rates shown are the rates at period end.

(8)  Weighted average fixed-rate coupon that charges/updates monthly.

(9)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(10)  Affiliated investment company available to Eaton Vance portfolios and funds, investing in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

(11)  Security or a portion thereof has been segregated to cover margin requirements on open credit default swaps.

See notes to financial statements

Global Macro Portfolio as of April 30, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $500,444,554)	$498,516,967
Affiliated investment, at value (identified cost, $247,186,673)	247,186,673
Receivable for investments sold	162,037
Interest receivable	2,859,073
Interest receivable from affiliated investment	939,536
Receivable for daily variation margin on open financial futures contracts	369,598
Receivable for open forward foreign currency contracts	3,258,311
Receivable for open swap contracts	1,304,964
Total assets	$754,597,159
Liabilities
Payable for investments purchased	$2,353,795
Payable for open swap contracts	4,300,091
Payable for open forward foreign currency contracts	497,110
Payable to affiliate for investment advisory fees	166,220
Payable to affiliate for administration fees	89,727
Payable to affiliate for Trustees' fees	1,854
Accrued expenses	108,742
Total liabilities	$7,517,539
Net Assets applicable to investors' interest in Portfolio	$747,079,620
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$749,265,138
Net unrealized depreciation (computed on the basis of identified cost)	(2,185,518)
Total	$747,079,620

Statement of Operations

For the Year Ended
April 30, 2007

Investment Income
Interest (net of foreign taxes, $52,032)	$13,876,098
Interest income allocated from affiliated investment	3,702,993
Expenses allocated from affiliated investment	(355,122)
Total investment income	$17,223,969
Expenses
Investment adviser fee	$1,081,017
Administration fee	469,764
Trustees' fees and expenses	11,026
Custodian fee	89,819
Legal and accounting services	59,123
Miscellaneous	3,270
Total expenses	$1,714,019
Deduct — Reduction of custodian fee	$63
Total expense reductions	$63
Net expenses	$1,713,956
Net investment income	$15,510,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,159,219
Financial futures contracts	(2,046,953)
Swap contracts	(179,636)
Foreign currency and forward foreign currency exchange contract transactions	10,347,582
Net realized gain	$10,280,212
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,793,240
Financial futures contracts	(1,129,502)
Swap contracts	(961,511)
Foreign currency and forward foreign currency exchange contracts	2,226,590
Net change in unrealized appreciation (depreciation)	$2,928,817
Net realized and unrealized gain	$13,209,029
Net increase in net assets from operations	$28,719,042

See notes to financial statements

Global Macro Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007	Year Ended October 31, 2006
From operations — Net investment income	$15,510,013	$21,969,155
Net realized gain from investments, financial futures contracts, swaps contracts, foreign currency, and forward foreign currency exchange contract transactions	10,280,212	9,633,573
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swaps contracts, foreign currency, and forward foreign currency exchange contracts	2,928,817	3,996,602
Net increase in net assets from operations	$28,719,042	$35,599,330
Capital transactions — Contributions	$258,646,040	$547,451,590
Withdrawals	(103,511,300)	(430,504,785)
Net increase in net assets from capital transactions	$155,134,740	$116,946,805
Net increase in net assets	$183,853,782	$152,546,135
Net Assets
At beginning of year	$563,225,838	$410,679,703
At end of year	$747,079,620	$563,225,838

See notes to financial statements

Global Macro Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2007		2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.66	%(2)	0.66%	0.66%	0.68%	0.71%	0.77%
Expenses after custodian fee reduction	0.66	%(2)	0.66%	0.66%	0.68%	0.71%	0.77%
Net investment income	4.94	%(2)	4.49%	3.23%	3.10%	3.36%	5.88%
Portfolio Turnover	27%		41%	59%	55%	71%	63%
Total Return(3)	4.52%		7.60%	6.48%	6.97%	12.97%	5.25%
Net assets, end of period (000's omitted)	$747,080		$563,226	$410,680	$323,944	$277,081	$190,453

(1)  The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) (formerly Strategic Income Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end investment company. The Portfolio was organized as a trust under the laws of the State of New York in 1992. The Portfolio's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2007, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 86.1% and 13.9% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Most seasoned fixed rate 30 years mortgage-backed securities ("MBS") are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Debt securities, including those issued by foreign entities, certain MBS, and collateralized mortgage obligations, will normally be valued on the basis of market valuations furnished by pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Financial futures contracts and options thereon listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities (of U.S. issuers) purchased with a remaining maturing of sixty days or less are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other short-term instruments, including those issued by foreign entities, are valued by a pricing service, if available, or other market quotations. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Sovereign credit default swaps are valued by a pricing service. Foreign interest rate swaps and over-the-counter currency options are valued using inputs from a third party into a valuation model developed by the investment adviser. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. When valuing foreign investments that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable or other instruments that have strong correlation to the fair-valued securities. Investments for which market quotations are unavailable and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E  When-Issued and Delayed Delivery Transactions — The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Written Options — The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

J  Reverse Repurchase Agreements — The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

K  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

L  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on the benchmark interest rate in exchange for payments at a fixed interest rate or the Portfolio makes fixed rate payments in exchange for payments on floating benchmark interest rate. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

M  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

O  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

P  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Q  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets (0.275% annually up to $500 million of average net assets) plus a percentage of gross income (i.e. income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets and gross income exceed certain levels. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $1,429,877 of which $348,860 was allocated from Cash Management and $1,081,017 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolios advisory fee, including the portion allocated from Cash Management, was 0.46% (annualized) of the Portfolio's average daily net assets. An administration fee, computed at an effective annual rate of 0.15% (annualized) of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $469,764 for the six months ended April 30, 2007.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

4  Investment Transactions

The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 2007, the Portfolio had invested approximately 8.83% of its net assets or approximately $65,988,160 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the six months ended April 30, 2007 were as follows:

Purchases
Investments (non-U.S. Government)	$101,541,852
U.S. Government Securities	131,999,226
$233,541,078
Sales
Investments (non-U.S. Government)	$82,422,853
U.S. Government Securities	34,284,304
$116,707,157

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of April 30, 2007, the Portfolio had sufficient cash and/or securities to cover potential commitments under these contracts.

A summary of obligations under these financial instruments at April 30, 2007 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date(s)	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
5/03/07	Brazilian Real	United States Dollar
	40,096,900	19,723,699	$(4,174)
5/10/07	Canadian Dollar 12,300,000	United States Dollar 11,031,390	(101,304)
5/14/07	Canadian Dollar 12,360,000	United States Dollar 11,083,810	(104,522)
5/01/07	New Zealand Dollar 13,323,002	United States Dollar 9,926,169	27,845
5/03/07	New Zealand Dollar 13,323,002	United States Dollar 9,890,997	(6,626)
			$(188,781)

Purchases
Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
5/03/07	Brazilian Real	United States Dollar
	40,096,900	19,404,814	$323,061
6/04/07	Brazilian Real 40,096,900	United States Dollar 19,632,831	(4,429)
5/29/07	Botswana Pula 6,740,000	United States Dollar 1,099,968	(7,195)
5/25/07	Colombian Peso 7,300,000,000	United States Dollar 3,451,536	15,255
5/16/07	Euro 3,938,463	Hungarian Forint 970,000,000	34,791
5/14/07	Indonesian Rupiah 49,000,000,000	United States Dollar 5,395,287	(10,349)
5/07/07	Indian Rupee 362,750,000	United States Dollar 8,457,682	341,990
5/14/07	Indian Rupee 362,750,000	United States Dollar 8,449,408	337,907
5/21/07	Indian Rupee 362,750,000	United States Dollar 8,564,514	210,479
5/29/07	Indian Rupee 732,750,000	United States Dollar 17,686,548	10,456
5/16/07	Icelandic Kroner 812,296,000	Euro 9,075,426	237,850
6/20/07	Icelandic Kroner 1,097,754,000	Euro 12,215,590	224,034
7/05/07	Kenyan Shilling 34,900,000	United States Dollar 507,356	5,491
9/17/07	Kenyan Shilling 26,100,000	United States Dollar 371,266	12,246
8/03/07	Kazakh Tenge 163,000,000	United States Dollar 1,376,689	(18,767)
5/07/07	Mexican Peso 55,000,000	United States Dollar 4,998,637	34,064
5/14/07	Mexican Peso 86,070,000	United States Dollar 7,812,684	60,167
5/23/07	Mexican Peso 62,200,000	United States Dollar 5,642,286	44,506
5/07/07	Malaysian Ringgit 43,500,000	United States Dollar 12,619,303	94,883
5/14/07	Malaysian Ringgit 43,750,000	United States Dollar 12,702,514	88,831
5/21/07	Malaysian Ringgit 43,750,000	United States Dollar 12,801,756	(6,318)
5/25/07	Malaysian Ringgit 43,500,000	United States Dollar 12,744,265	(19,618)
5/01/07	New Zealand Dollar 13,323,002	United States Dollar 9,892,862	5,462
5/04/07	Phillippines Peso 370,750,000	United States Dollar 7,703,896	83,374
5/11/07	Phillippines Peso 370,750,000	United States Dollar 7,733,464	54,093

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
5/18/07	Phillippines Peso	United States Dollar
	370,750,000	7,800,829	$(12,986)
5/25/07	Phillippines Peso 370,750,000	United States Dollar 7,822,720	(34,591)
5/16/07	Polish Zloty 84,312,500	Euro 22,087,608	238,895
6/18/07	Polish Zloty 38,632,500	Euro 10,061,857	185,346
5/21/07	Romanian Leu 22,566,250	Euro 6,752,925	36,257
6/20/07	Romanian Leu 58,218,250	Euro 17,039,200	544,940
5/10/07	Serbian Dinar 291,750,000	Euro 3,645,462	(56,387)
5/14/07	Serbian Dinar 914,750,000	Euro 11,293,210	(448)
5/07/07	Singapore Dollar 16,400,000	United States Dollar 10,858,985	(64,274)
5/14/07	Turkish Lira 14,806,868	United States Dollar 10,836,562	(45,122)
10/04/07	Ugandan Shilling 668,500,000	United States Dollar 377,279	2,424
10/15/07	Ugandan Shilling 1,096,000,000	United States Dollar 617,813	3,664
			$2,949,982

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/07	80 Nikkei 225	Long	$6,710,340	$6,926,000	$215,660
06/07	1,173 U.S. 10 Year Note	Long	126,679,822	127,068,897	389,075
06/07	60 Japan 10 Year Bond	Short	(69,180,855)	(69,261,400)	(80,545)
06/07	165 FTSE/ JSE Top 40 Index	Short	(5,178,137)	(5,699,490)	(521,353)
					$2,837

Descriptions of the underlying instruments to Futures Contracts: US Treasury Note: United States Treasury bond having a maturity 6 1/2 years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Interest Rate Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
36,000,000	MYR	3/27/2012	Agreement with Barclays Capital Bank PLC dated 6/8/2006 whereby the Fund makes payments quarterly at the floating rate reset on the first day of each quarter equal to the Kuala Lumpur Interbank Offered Rate (KLIBOR) on the notional amount. In exchange, the Fund receives payments quarterly at a fixed rate equal to 3.85% on the same notional amount.	$53,517
21,067,410	BRL	1/02/2012	Agreement with JP Morgan Chase Bank dated 12/13/2006 whereby the Fund will accrue interest payable at a floating rate that resets daily equal to the Brazilian Interbank Deposit rate on the notional amount. In exchange, the Fund will accrue interest receivable at a fixed rate of 12.73% on the same notional amount, which accretes to 38,500,000 BRL at maturity date. On maturity date, the Fund will make or receive a payment equal to the net of the accrued interest payable or receivable.	$1,004,262
1,042,500,000	INR	3/31/2008	Agreement with Merrill Lynch dated 3/30/2007 whereby the Fund will accrue interest payable at the floating rate resetting and compounding daily equal to the Indian Overnight Mumbai Interbank Offered Rate (MIBOR) on the notional amount. In exchange, the Fund will accrue interest receivable at a fixed rate of 7.8% on the same notional amount. On 3/31/2008, the Fund will make or receive a payment equal to the net of the accrued interest payable or receivable.	$(426,079)
241,500,000	INR	3/30/2012	Agreement with Merrill Lynch dated 3/30/2007 whereby the Fund will accrue interest receivable at the floating rate equal to the Mumbai Interbank Offered Rate (MIBOR) resetting and compounding daily on the notional amount. In exchange, the Fund will accrue interest payable at a fixed rate of 7.85% on the same notional amount. On a semi-annual basis, the Fund will make or receive a payment equal to the net of the accrued interest payable or receivable.	$199,061
				$830,761

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Credit Default Swaps
Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
4,000,000	USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(202,031)

10,000,000	USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(584,745)

5,000,000	USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Philippines, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to JP Morgan Chase Bank.	(172,012)

5,000,000	USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 to pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of Indonesia, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to JP Morgan Chase Bank	(215,077)

5,000,000	USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(530,011)

3,000,000	USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(130,331)

50,000,000	USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(635,125)

30,000,000	USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(178,895)

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
6,000,000	USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	$(16,811)

20,000,000	USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	(109,693)

5,000,000	USD	6/20/2011	Agreement with Credit Suisse First Boston dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Philippines, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Credit Suisse First Boston.	(172,012)

5,000,000	USD	7/20/2011	Agreement with Credit Suisse First Boston dated 7/18/2006 to pay 2.87% per year times the notional amount. In exchange for that periodic payment, upon credit event Turkey, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey Credit Suisse First Boston.	(258,978)

18,200,000	USD	12/20/2016	Agreement with Credit Suisse First Boston dated 10/19/2006 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Italy, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Italy to Credit Suisse First Boston.	(94,497)

5,000,000	USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Philippines, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Citigroup Global Markets, Inc.	(172,012)

10,000,000	USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 5/16/2006 to pay 1.73% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Indonesia, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to Citigroup Global Markets, Inc.	(292,230)

7,000,000	USD	5/20/2011	Agreement with HSBC Bank USA dated 5/5/2006 to pay 1.30% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of Serbia, HSBC Bank USA agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Serbia to HSBC Bank USA.	(63,135)

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
15,000,000	USD	12/20/2016	Agreement with Lehman Brothers Inc., dated 12/01/2006 to pay 2.36% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of Venezuela, Lehman Brothers Inc., agrees to pay the Portfolio the notional amount of the swap. To receive the payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Venezuela to Lehman Brothers Bank.	$(46,417)

7,500,000	USD	12/20/2016	Agreement with Lehman Brothers Inc., dated 12/11/2006 to pay 2.22% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of Venezuela, Lehman Brothers Inc., agrees to pay the Portfolio the notional amount of the swap. To receive the payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Venezuela to Lehman Brothers Bank.	48,124

				$(3,825,888)

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$750,789,841
Gross unrealized appreciation	$3,834,519
Gross unrealized depreciation	(8,920,720)
Net unrealized depreciation	$(5,086,201)

The net unrealized depreciation on foreign currency, swaps, forwards and futures contracts at April 30, 2007 on a federal income tax basis was $257,931.

7  Name Change

Effective March 1, 2007, the Board of Trustees approved a change in the name of the Portfolio to Global Macro Portfolio.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Global Macro Portfolio as of April 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Global Macro Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Global Macro Portfolio (the "Portfolio"), (formerly Strategic Income Portfolio), at April 30, 2007, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 18, 2007

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund's investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund and to the Underlying Funds by the Adviser and BMR.

The Board considered the Adviser's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds and by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Underlying Funds and the Fund. The Board noted the Adviser's and BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. In approving the Advisory Agreement, the Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing an underlying portfolio's investments, which would affect any other fund investing in that portfolio; hedge some of the general market risks of an underlying portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of an underlying portfolio while retaining others (e.g., hedging the U.S. government exposure of an underlying portfolio while retaining its exposure to high-grade corporate bonds). The Board further noted that the Adviser would be responsible for periodic rebalancing of assets among the Underlying Funds and, potentially, for investing in other securities, but would not receive a separate fee for the rebalancing.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, to be payable by the Fund, directly or indirectly through the Underlying Funds (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio under the new Agreement. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests in directly, the advisory fee would approximate the total fees to be paid on the expected allocation among the Underlying Fund(s).

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and BMR, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

Eaton Vance Strategic Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Strategic Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnson
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Global Macro Portfolio

Officers Mark S. Venezia President Susan Schiff Vice President Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser of Strategic Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Strategic Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP

125 High Street
Boston, MA 02110

Eaton Vance Strategic Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

028-6/07  SISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	June 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	June 11, 2007

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	June 11, 2007